Pension and Other Postretirement Benefit (Future Benefit Payments and Contributions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected Future Medicare Drug Subsidy Receipts
2014	$ 10
2015	10
2016	10
2017	10
2018	10
2019-2023	44
Multiemployer Pension Plans [Line Items]
Contributions to multiemployer plans	42	38	36
Contributions to defined contribution plans	53	49	46
AFTRA Retirement Plan [Member]
Multiemployer Pension Plans [Line Items]
Entity tax identification number	136414972
Pension plan number	001
Pension Protection Act zone status	Green	Green
Contributions to multiemployer plans	7	7	7
Multiemployer plan for which the company contributed more than 5% of total contributions	true
AFTRA Retirement Plan [Member] | Minimum [Member]
Multiemployer Pension Plans [Line Items]
Expiration date of collective bargaining agreement	Jun. 30, 2014
AFTRA Retirement Plan [Member] | Maximum [Member]
Multiemployer Pension Plans [Line Items]
Expiration date of collective bargaining agreement	Nov. 15, 2014
Directors Guild Of America Producer [Member]
Multiemployer Pension Plans [Line Items]
Entity tax identification number	510137697
Pension plan number	001
Pension Protection Act zone status	Green	Green
Contributions to multiemployer plans	5	4	4
Expiration date of collective bargaining agreement	Jun. 30, 2017
Producer Writers Guild Of America [Member]
Multiemployer Pension Plans [Line Items]
Entity tax identification number	952216351
Pension plan number	001
Pension Protection Act zone status	Green	Green
Contributions to multiemployer plans	8	8	6
Expiration date of collective bargaining agreement	May 01, 2014
Screen Actors Guild Producers [Member]
Multiemployer Pension Plans [Line Items]
Entity tax identification number	952110997
Pension plan number	001
Pension Protection Act zone status	Green	Green
Contributions to multiemployer plans	7	6	6
Expiration date of collective bargaining agreement	Jun. 30, 2014
Motion Picture Industry [Member]
Multiemployer Pension Plans [Line Items]
Entity tax identification number	951810805
Pension plan number	001
Pension Protection Act zone status	Green	Green
Contributions to multiemployer plans	7	7	8
Motion Picture Industry [Member] | Minimum [Member]
Multiemployer Pension Plans [Line Items]
Expiration date of collective bargaining agreement	May 15, 2015
Motion Picture Industry [Member] | Maximum [Member]
Multiemployer Pension Plans [Line Items]
Expiration date of collective bargaining agreement	Mar. 02, 2016
Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]
Multiemployer Pension Plans [Line Items]
Contributions to multiemployer plans	8	6	5
Health And Welfare Multiemployer Plans [Member]
Multiemployer Pension Plans [Line Items]
Contributions to multiemployer plans	17	18	19
Pension Benefits [Member] | Nonqualified Pension Plans [Member]
Expected contributions in next fiscal year [Line Items]
Expected contribution in the next fiscal year	50
Postretirement Benefits [Member]
Expected contributions in next fiscal year [Line Items]
Expected contribution in the next fiscal year	62
Pension Benefits [Member]
Estimated future benefit payments
2014	407
2015	399
2016	387
2017	380
2018	371
2019-2023	1,714
Postretirement Benefits [Member]
Estimated future benefit payments
2014	72
2015	71
2016	68
2017	66
2018	63
2019-2023	$ 266